INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Income Taxes Reconciliation [Line Items]
Decrease in effective impact of othe rcategory income tax rate percentage			1.20%	10.60%
Decrease in effective impact of othe rcategory income tax rate value			$ 239	$ 2,600
Operating loss carryforwards			4,100	15,100
Income tax expense	$ 937	$ 1,723	$ 5,046	$ 3,698
Effective tax rate	23.10%	23.20%	25.50%	14.50%
Federal Statutory rate	21.00%		21.00%	21.00%
Change to the valuation allowance	$ 0
State and Local Jurisdiction
Schedule Of Income Taxes Reconciliation [Line Items]
Operating loss carryforwards			$ 8,800	$ 9,800